OPERATING REVENUES - Narrative (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	$ 241,792,000	$ 290,831,000
Capitalized contract assets	10,600,000
Capitalized contract cost, accumulated amortization	6,300,000
Capitalized contract assets, remaining balance	4,300,000
Capitalized contract assets, amortization	2,100,000
Capitalized contract assets, impairment loss			$ 0
Total deferred charter revenue	10,000,000.0
Revenue recognized that was deferred	8,700,000
Demurrage Revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	$ 7,800,000	$ 7,700,000